Subsequent Events (Details) ¥ / shares in Units, shares in Thousands, € in Millions, ¥ in Millions, $ in Billions			12 Months Ended
	Jun. 06, 2019 JPY (¥)	May 14, 2019 ¥ / shares shares	Mar. 31, 2019 JPY (¥) shares	Mar. 31, 2018 JPY (¥) shares	Sep. 30, 2019 JPY (¥)	Sep. 30, 2019 EUR (€)	Sep. 30, 2019 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Issuance of new shares (in shares) | shares			770,303	3,550
Proceeds from bonds | ¥			¥ 1,580,400	¥ 56,299
Sale of business | Xiidra
Disclosure of non-adjusting events after reporting period [line items]
Consideration (up to)					¥ 590,000		$ 5.3
Consideration, cash | $							3.4
Consideration, contingent payments | $							$ 1.9
Sale of business | TachoSil
Disclosure of non-adjusting events after reporting period [line items]
Consideration (up to)					¥ 50,000	€ 400
Share transactions
Disclosure of non-adjusting events after reporting period [line items]
Issuance of new shares (in shares) | shares		11,350
Issuance of new shares, share price (in JPY per share) | ¥ / shares		¥ 4,318
Debt transactions | Hybrid Bonds
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from bonds | ¥	¥ 500,000